First Trust New Constructs Core Earnings Leaders ETF Investment Strategy - First Trust New Constructs Core Earnings Leaders ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is determined, composed and calculated by Bloomberg Index Services Limited ("BISL" or the "Index Provider"). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises to ensure that the Index continues to achieve its objective. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. First Trust Advisors L.P., the Fund's investment advisor, maintains no discretion with regard to the compilation and composition of the Index or any changes thereto. According to the Index Provider, the Index is constructed to track the performance of companies that have high earnings quality. Specifically, the top companies within each sector that have the highest “Earnings Capture” measure are eligible for inclusion for a total of 100 companies in the Index. The Earnings Capture metric aims to assess the difference between reported earnings and “Core Earnings,” which according to the Index Provider, assesses the normalized operating profitability of a business by removing unusual gains and losses, including those found only in footnotes and the management discussion and analysis section of a company filing. Data from investment research firm New Constructs is used to determine the Earnings Capture measure. New Constructs determines Core Earnings by reviewing company filings and identifying non-core, non-operating, and unusual gains/losses. Such gains and losses, as determined by New Constructs’ classification system, are identified using a combination of technology and expert analyst review of items reported on the income statement (pre-tax and after-tax), as well as “hidden” items disclosed only in the footnotes and management discussion and analysis (the amount of which is generally bundled in reported items such as Selling, General, and Administrative Expenses or Cost of Goods Sold). Additionally, the relevant tax consequences of making such adjustments are included in the determination of Core Earnings. According to the Index Provider, Total Earnings Distortion and Earnings Capture are defined as follows: ●Total Earnings Distortion = Core Earnings - As Reported Earnings as determined by New Constructs ●Earnings Capture = Total Earnings Distortion / Total Assets According to the Index Provider, the Index’s starting universe consists of all the securities comprising the Bloomberg US 1000 Index. To be eligible for consideration in the Index, a security must meet the size and liquidity requirements of the Index. One security per issuer is permitted in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The top 30% of securities within each Bloomberg Industry Classification Standard (“BICS”) level 1 sector by the Earnings Capture measure are eligible for inclusion in the Index. Bloomberg classifies companies by tracking their primary business activities as measured by their primary source of revenue and then groups such companies together according to market based industries. BICS level 1 is the broadest of these groupings and is comprised of 11 sectors (e.g., Energy sector, Financials sector, Health Care sector, etc.). Among the filtered securities, the top three (3) securities by Issuer Free Float Market Capitalization (aggregate free float market capitalization of all securities for a particular issuer) in each BICS level 1 sector are selected for inclusion in the Index. Then, the remaining eligible securities are sorted in descending order by Issuer Free Float Market Capitalization. Securities are then selected for inclusion in the Index until there are 100 securities in the Index. Securities weights are determined based on Issuer Free Float Market Capitalization. No security's weight shall exceed 4.5% of the total portfolio, and each BICS level 1 sector weight of the Index shall be equal to the normalized BICS level 1 sector weight of the Bloomberg US 1000 Index. Any excess weight from capping a security's weight is distributed proportionally to all the remaining uncapped securities until both the security capping and sector neutrality conditions are satisfied. In the event full BICS level 1 sector neutrality cannot be satisfied, then the Index’s BICS level 1 sector weights will be set as close as possible to the Bloomberg US 1000 Index’s BICS level 1 sector weights. The Fund defines each security selected for inclusion in the Index as a "Core Earnings Leader." Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Core Earnings Leaders. The Fund may invest in companies with various market capitalizations. The Index is reconstituted and rebalanced quarterly in January, April, July and October, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in a given investment sector or industry that it may not have had as of June 30, 2025. To the extent the Fund invests a significant portion of its assets in a given investment sector or industry, the Fund may be exposed to the risks associated with that investment sector or industry. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Fund had significant investments in information technology companies, although this may change from time to time.